DISCLOSURE OF PREPAID AND OTHER RECEIVABLES (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Chilean corporate tax prepayment	$ 652	$ 714
GST/HST receivable	11,785
Prepaid deposits for drilling program	21,065
Prepaid expenses for general and administrative fees	119,445	559
Total prepaids and other receivables	$ 152,947	$ 1,273	$ 7,628